Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 17, 2022	Mar. 31, 2020	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Aug. 31, 2023	Mar. 07, 2023	Feb. 27, 2023	Jan. 01, 2023	Apr. 01, 2022	Mar. 31, 2022
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Equity interest, percentage			51.00%				51.00%
Operating cycle			12 months
Aggregate price, per share (in Dollars per share)						$ 0.4
Negative working capital			$ 10,192,682		$ 8,932,501
Cash used in operating activities			372,260	$ (1,858,087)	1,153,335
Current liabilities			19,014,035	11,040,051	15,258,547
Non-current liabilities			$ 752,316	450,231	$ 882,749
Effective rate		20.56%
Applicable surcharge, percentage		12.00%
Education, percentage		4.00%
Deferred offering costs				$ 34,165							$ 0
Sri Sai cable and Broadband Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Shareholding percentage										51.00%
Equity interest, percentage									75.00%
Lytus Health [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Equity interest, percentage					100.00%			100.00%
Number of shares acquired (in Shares)									1,000
Aggregate price (in Shares)									1,000
Aggregate price, per share (in Dollars per share)									$ 1
IPOs [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Gross proceeds	$ 12,400,000
Number of shares (in Shares)	2,609,474
Common shares price per share (in Dollars per share)	$ 4.75
Over-Allotment Option [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies [Line Items]
Gross proceeds	$ 1,860,000
Number of shares (in Shares)	391,421
Common shares price per share (in Dollars per share)	$ 4.75